Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Contract Assets [Line Items]
Contract Assets	$ 603,979	$ 144,876
Contract Assets for Wastewater Treatment Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract Assets	281,548	5,467
Contract Assets for River water Quality Management Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract Assets	$ 322,431	$ 139,409